SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,657,470	$ 1,373	$ 2,235,159	$ 10,255
Cost of sales	1,160,852	$ 131,679	1,699,265	268,542
Segment profit (loss)			(1,899,317)	$ (3,245,175)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue			10,255
Cost of sales			(268,542)
Operating expenses			(303,132)
Segment profit (loss)			(561,419)
Corporate expenses:
Operating expenses			(2,949,071)
Other income (expenses)			265,315
Comprehensive loss for the period			(3,245,175)
Capital expenditures
Operating segments [member] | Film [Member]
IfrsStatementLineItems [Line Items]
Revenue			5,863
Cost of sales			(43,098)
Operating expenses			(195,017)
Segment profit (loss)			(232,252)
Corporate expenses:
Capital expenditures
Operating segments [member] | Video Games [Member]
IfrsStatementLineItems [Line Items]
Revenue			4,392
Cost of sales			(225,444)
Operating expenses			(108,115)
Segment profit (loss)			(329,167)
Corporate expenses:
Capital expenditures